Putnam Research Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Research Fund	Class A		Class B		Class C		Class M		Class R		Class R6		Class Y
Management fees	0.55%		0.55%		0.55%		0.55%		0.55%		0.55%		0.55%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses	0.34%	[1]	0.34%	[1]	0.34%	[1]	0.34%	[1]	0.34%	[1]	0.15%	[2]	0.34%	[1]
Total annual fund operating expenses	1.14%		1.89%		1.89%		1.64%		1.39%		0.70%		0.89%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Other expenses are based on expenses of class Y shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R6 shares.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Research Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	685	916	1,167	1,881
Class B	692	894	1,221	2,016
Class C	292	594	1,021	2,212
Class M	511	849	1,211	2,226
Class R	142	440	761	1,669
Class R6	72	224	390	871
Class Y	91	284	493	1,096

Expense Example, No Redemption - Putnam Research Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	192	594	1,021	2,016
Class C	192	594	1,021	2,212